Debt (Details Narrative)									1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2018 USD ($)	Jun. 22, 2018 USD ($) shares	May 16, 2018 USD ($) $ / shares shares	Nov. 29, 2017 USD ($)	Aug. 15, 2017 USD ($)	Jun. 03, 2016 USD ($)	Jan. 16, 2015 USD ($) $ / shares	May 21, 2014 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 20, 2018 EUR (€)	Oct. 31, 2016 $ / shares
Notes payable																$ 4,060,785
Gain on settlement											$ 36,080		$ 165,378		276,026
Auditor fee										$ 67,826
Interest expenses											188,457	$ 186,883	542,656	$ 462,581	635,445	818,234
Debt issued common stock, value																218,904
Debt instrument conversion price | $ / shares																		$ 1.055
Mark Elliott [Member]
Debt interest rate percentage							10.00%
Notes payable									50,000		50,000		50,000		50,000	50,000
Accrued interest									14,808		18,548		18,548		14,808	9,809
Debt maturity date							Dec. 30, 2017
Debt instrument conversion price | $ / shares							$ 6.28
Convertible notes payable							$ 50,000
Percentage of discount stock price							20.00%
Sallyport Commercial Finance, LLC [Member]
Notes payable									502,449		1,309,782		1,309,782		502,449
Accrued interest									0		0		0		0
Interest expenses													436,346		220,607
Qwizdom, Inc [Member]
Debt interest rate percentage		8.00%
Notes payable		$ 656,000
Accrued interest											14,378		14,378
Debt instrument principal amount		$ 656,000									656,000		656,000
Debt issued common stock, shares | shares		142,857
Ownership percentage		100.00%
Long term note payable											273,333		273,333
Qwizdom, Inc [Member] | Class A Common Stock [Member]
Debt maturity date		Jul. 31, 2021
Debt instrument, description		The first quarterly payment was due on the last business day of September 2018 and subsequent quarterly payments are to be made on the last business day of the 6th, 9th and 12th calendar month and quarterly thereafter until the “Maturity Date”.
Proceeds from financing		$ 10,000,000
Sale and Purchase Agreement [Member] | Sallyport Commercial Finance, LLC [Member]
Purchase of eligible accounts receivable percentage					85.00%
Minimum monthly draw					$ 1,250,000
Line of credit maximum borrowing capacity					6,000,000
Auditor fee					$ 950
Sale and Purchase Agreement [Member] | Sallyport Commercial Finance, LLC [Member] | Maximum [Member] | Prime Rate [Member]
Accrued interest rate percentage					4.00%
Accrued interest rate					4.25%
Sale and Purchase Agreement [Member] | Radium Capital [Member]
Proceeds from promissory note	$ 1,000,000
Accrued interest	4,274
Debt instrument principal amount	1,000,000
Origination fee	$ 10,000
Cost of loan percentage	26.00%
Sale and Purchase Agreement [Member] | Radium Capital [Member] | October 3, 2018 [Member]
Repayment of principal amount													26,636
Unsecured Promissory Note Agreement [Member] | Harbor Gates Capital [Member]
Debt interest rate percentage			7.00%
Notes payable			$ 500,000
Accrued interest			13,137
Debt instrument principal amount			$ 500,000
Debt maturity date			Feb. 16, 2019
Unsecured Promissory Note Agreement [Member] | Harbor Gates Capital [Member] | Class A Common Stock [Member]
Debt issued common stock, shares | shares			5,715
Debt issued common stock, value			$ 56,236
Debt instrument conversion price | $ / shares			$ 4.00
Unsecured Promissory Note Agreement [Member] | Notes Payable - Whitebirk Finance Limited [Member]
Accrued interest	$ 176
Debt instrument principal amount	$ 128,607
Debt maturity date	Aug. 31, 2019
Unsecured Promissory Note Agreement [Member] | Notes Payable - Whitebirk Finance Limited [Member] | Euro [Member]
Debt interest rate percentage	5.00%																5.00%
Notes payable | €																	€ 98,701
Line of Credit Agreement [Member] | Logical Choice Corporation [Member]
Notes payable									54,000		54,000		54,000		54,000	54,000
Line of credit maximum borrowing capacity								$ 500,000
Accrued interest rate percentage								10.00%
Accrued interest									15,916		$ 19,955		$ 19,955		15,916	10,516
Debt maturity date								May 21, 2018
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member]
Purchase of eligible accounts receivable percentage					85.00%
Minimum monthly draw					$ 1,250,000
Line of credit maximum borrowing capacity					6,000,000
Auditor fee					$ 950
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member] | Maximum [Member] | Prime Rate [Member]
Accrued interest rate percentage					4.00%
Accrued interest rate					4.25%
AHA Note [Member]
Proceeds from promissory note						$ 1,895,413
Settle unpaid accounts payable						$ 1,895,413
Debt interest rate percentage						6.50%
Repayment of principal amount						$ 236,926			236,926
Notes payable									$ 250,000						$ 250,000	$ 610,783
AHA Note [Member] | Settlement Agreement [Member]
Repayment of principal amount				$ 41,667
Notes payable				500,000
Gain on settlement				304,913
Repayment of debt amount				$ 250,000